Master Income ETF
Master Income ETF
Investment Objective
The Master Income ETF (the "Fund") seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Master Income ETF Master Income ETF
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.43%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Master Income ETF | Master Income ETF | USD ($)	146	452	782	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period January 6, 2015 (commencement of operations) through November 30, 2015, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund employs a "passive management"—or indexing—investment approach designed to track the performance of the Index. The rules-based Index measures the performance of 300 high income U.S.-listed securities that typically have "pass-through" structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. This "high income, pass-through" strategy is known as HIPS.

The Index

The Index is constructed to capture 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds ("CEFs"), (ii) mortgage real estate investment trusts ("REITs"), (iii) commercial equity REITs, (iv) residential/diversified REITs, (v) asset management and business development companies ("BDCs"), and (vi) energy production and energy transportation & processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships ("MLPs"). The instruments in which such CEFs invest may include debt securities of any maturity or quality. CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as "junk bonds"), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities.

The Index applies a quantitative screen to the securities in such sectors for minimum sector-specific yields relative to the yield of the S&P 500® Index, minimum market capitalizations and minimum liquidity thresholds. The Index may include small-, mid-, and large-capitalization companies meeting the screening criteria.

The Index is rebalanced semi-annually, and securities in the Index are market capitalization weighted at the time of each rebalance. The Index's exposure to each of the above sectors is capped at 25% of the total Index at the time of each rebalance. Additionally, at the time of each rebalance, the Index's exposure to an individual security is capped at 20% of the Index's exposure to that security's sector.

The Fund's Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the Index. The Fund will generally use a "replication" strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index, but may, when the sub-adviser believes it is in the best interests of the Fund, use a "representative sampling" strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics are expected to closely resemble the risk, return and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. Exchange Traded Concepts, LLC ("ETC" or the "Adviser"), the Fund's investment adviser, expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

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Bank Debt Risk. The Fund may invest in CEFs that primarily invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which such CEFs invest may be rated below investment grade.

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BDC Risk.  BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value ("NAV"). BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

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Below Investment-Grade Instruments Risk. The Fund may invest in CEFs that primarily invest in below-investment grade debt (also known as "junk bonds"). Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high risk investments that may cause income and principal losses for such CEFs and consequently, negatively affect the value of the Fund's investment in such CEFs.

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Cash Redemption Risk. The Fund's investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•	Debt Securities Risk. The Fund may invest in CEFs that invest primarily in debt securities. Debt securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

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Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

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Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds and/or other debt securities may decline significantly.

o	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

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Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

o	Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

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Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

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Foreign Securities Risk. The Fund may invest in CEFs that invest primarily in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.

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Investment Company Risk. The risks of investment in investment companies, such as CEFs and BDCs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.

•	Limited Operating History Risk. The Fund recently commenced operations and does not have a performance record for investors to judge the Fund's performance.

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MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

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Mortgage- and Asset-Backed Securities Risk.   Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks (see "Debt Securities Risk" above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index.

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REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Energy Sector Risk. The Fund will invest significantly in securities, particularly MLPs, tied to the energy sector and energy infrastructure. Companies operating in the energy sector are subject to significant governmental regulation and may be affected by fluctuations in the prices of energy commodities, the depletion of natural resources, and changes in the supply or demand for energy commodities. Rising interest rates can also adversely impact the financial performance of these companies by increasing their costs of capital. Extreme weather or other natural disasters, threats of or actual attacks by terrorists, and significant accidents or similar events may adversely affect the securities issued by the company.

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Finance and Insurance Sector Risk. The Fund may invest in companies in the finance and insurance sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

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Real Estate Risk Sector Risk .  Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

•	Shares May Trade at Prices Other Than Net Asset Value. As with all exchange traded funds ("ETFs"), Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund's NAV, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market.

•	Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

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Tax Risk. The Fund intends to qualify for treatment as a "regulated investment company" (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting certain source-of-income, asset diversification and annual distribution requirements. RICs are generally subject to favorable tax treatment under the Code. To meet the diversification requirements, the Fund must generally limit its investments in MLPs to no more than 25% of the Fund's total assets. If the Fund fails to qualify for treatment as a RIC, the Fund may be subject to tax on its income at corporate rates, distributions from the Fund may be taxable to shareholders, and shareholders' returns on their investments in the Fund could be significantly reduced.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund's taxable income, but those deductions may be recaptured in the Fund's income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. To distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments.

MLPs taxed as partnerships have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to limited partners or members, due to a variety of factors, including significant non-cash deductions such as depreciation and depletion. These excess cash distributions would not be treated as income to a Fund but rather would be treated as a return of capital to the extent of the Fund's basis in the MLP. As a consquence, the Fund may make distributions that exceed its earnings and profits, which would be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in Shares and result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder's basis in shares has been reduced to zero, distributions in excess of earnings and profits in respect of those shares will be treated as gain from the sale of the shares.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.MasterIncomeETF.com.